SHAREHOLDERS' EQUITY (Details Textual B) - USD ($)	1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 15, 2013	Sep. 30, 2015	Mar. 24, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2014	Sep. 18, 2013	Jan. 17, 2013
Common Stock, Shares Authorized		150,000,000		150,000,000			150,000,000		150,000,000	150,000,000
Common stock, par value		$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued									85,000
Stock Issuance Expenses							$ 26,600	$ 82,500	$ 1,496,146,000
Share-based Compensation Expense		$ 80,097			$ 282,953		831,807	1,209,117	1,509,005,000	$ 2,254,898,000
Share-based Compensation Expense, services		137,485			182,614		$ 457,186	467,756
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.14
Share-based Compensation, Total							$ 19,450
Stock To Be Issued During Period For Services Value							285,142
Aggregate intrinsic value, Outstanding		0		$ 3,885			$ 0		3,885
Restricted stock, vested, expense		$ 120,983			748,999
Warrants oustanding		3,439,306					3,439,306
Interest expense		$ 473,360			$ 98,766		$ 744,726	$ 395,603	532,230	$ 67,246
Former CFO [Member]
Warrants oustanding		250,000					250,000
Debt Exchange 1 [Member]
Debt exchanged							$ 742,300		$ 742,300
Share conversion price							$ 0.40		$ 0.40
Shares Issued, exchange of debt							1,855,747		1,855,747
Debt Exchange 2 [Member]
Debt exchanged									$ 779,000,000
Shares Issued, exchange of debt							1,900,000		1,900,000
Dawson James [Member]
Investment Warrants, Exercise Price							$ 0.10		$ 0.10
Investment Warrants Expiration Date							Dec. 06, 2018		Dec. 06, 2018
Class of Warrant or Right, Outstanding		380,973		380,973			380,973		380,973
Compensation For Consulting Services				$ 50,000					$ 50,000
Compensation For Consulting Services Rate				8.00%					8.00%
Principal And Accrued Interest Of Warrant				$ 54,548					$ 54,548
Jan 2014 Convertible Debenture [Member]
Stock Units, Granted							250,000		250,000
Investment Warrants, Exercise Price			$ .30				$ 0.50		$ .50
Investment Warrants Expiration Date							Feb. 13, 2019		Feb. 13, 2019
Interest expense							$ 25,659
3rdQ Convertible Debentures [Member]
Warrant issued							1,808,333
Fair value warrant issue							$ 207,194
Employee Stock Option [Member]
Stock Units, Granted				75,000	75,000		51,500		66,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		164,500		113,000			164,500		113,000	21,000
Share-based Compensation Expense					$ 27,750
Employee stock option term							9 years 6 months		9 years 10 months 24 days
Aggregate intrinsic value, Outstanding				$ 388,500					$ 388,500
Stock Unit 2 [Member]
Stock Units, Granted	6,000,000								75,000
Share Based Compensation Arrangement by Share Based Payment Award Options Vested In Period	2,000,000						500,000
Share-based Compensation not yet vested	4,000,000
Stock Issued During Period, Shares, Issued for Services	852,273
Stock unit, vested during period	500,000
Share-based Compensation Expense	$ 2,139,000,000	$ 210,000							$ 6,352,000
Stock Unit [Member]
Stock Units, Granted	300,000								852,273
Share Based Compensation Arrangement by Share Based Payment Award Options Vested In Period	224,993						41,667
Stock unit, vested during period	183,326
Share-based Compensation Expense	$ 71,039,000						$ 11,667		$ 281,250,000
2013 Equity Plan [Member]
Common Stock, Shares Authorized		10,000,000		10,000,000			10,000,000		10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		62,000					62,000
Stock Issued During Period, Shares, Issued for Services									937,844
Available for future grant		459,489		678,917			459,489		678,917
Stock Issued During Period, Shares, New Issues							51,500		92,000
Share-based Compensation Expense							$ 361,938
Employee stock option term							6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.31
Class of Warrant or Right, Outstanding		123,500					123,500
2014 Equity Plan [Member]
Common Stock, Shares Authorized		20,000,000					20,000,000
Consultant [Member]
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued							200,000		200,000
Stock Units, Granted							100,000		100,000
Options exercised							300,000
Stock Issued During Period, Shares, Issued for Services							137,500		126,296
Stock To Be Issued During Period For Services Value							$ 55,521		$ 55,521
Restricted stock issued							10,370,000
Restricted stock, vested, expense		$ 120,983					$ 614,916
Consultant 2 [Member]
Stock Units, Granted									100,000
Stock Issued During Period, Shares, Issued for Services							160,333		343,907
Share-based Compensation, Total									$ 101,300,000
Stock To Be Issued During Period For Services Value							$ 57,320
InvestorRelations [Member]
Stock Issued During Period, Shares, Issued for Services							375,000
Stock To Be Issued During Period For Services Value							$ 23,250
Dillen [Member]
Stock Units, Granted							200,000		200,000
Share-based Compensation not yet vested							400,000		400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		350,000		200,000			350,000		200,000
Stock Issued During Period, Shares, Issued for Services							600,000		600,000
Stock unit, vested during period									250,000
Share-based Compensation Expense							$ 75,932		$ 92,544,000
Board of Directors Chairman [Member] | Stock Unit [Member]
Stock Units, Granted							500,000		136,144
Stock Issuance Expenses							$ 37,000
Share-based Compensation Expense							$ 1,184,250		$ 48,000,000
BoardComp [Member] | Stock Unit [Member]
Stock Units, Granted		85,714					171,428
Stock Issuance Expenses		$ 12,000					$ 24,000
Investor Relations Agreement [Member]
Common Stock, Shares Authorized											300,000	690,000	250,000
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued							600,000	300,000	690,000	50,000
Stock Issued During Period, Shares, New Issues									1,195,000	450,000
Stock Issuance Expenses					$ 1,000	$ 26,000	$ 187,500	$ 159,450	$ 358,000,000	$ 229,950,000